Stock Awards and Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Awards and Stock Warrants

Note 9. Stock Awards and Stock Warrants

The Company grants common stock awards to certain employees of the Company. The common stock issued prior to 2013 vests five years from the date the award is granted and the related compensation expense is recognized over the vesting period. In connection with the initial public offering in April 2013, the Board of Directors adopted a new 2013 Equity Incentive Plan. The Plan reserved 800,000 shares of common stock to be awarded by the Company’s compensation committee. The shares issued under the 2013 Plan are restricted and will vest evenly over a five year employment period. Shares granted prior to 2012 and those in 2013 were issued at the date of grant and receive dividends. Shares issued under a revised plan in 2012 are not outstanding shares of the Company until they vest and do not receive dividends.

The following table summarizes the activity in nonvested shares for the nine months ended September 30, 2013 and 2012:

	Number of Shares	Weighted Average Grant Date Price
Nonvested shares, December 31, 2012	208,608	$17.07
Granted during the period	119,540	28.68
Vested during the period	(22,716)	14.30

Nonvested shares, September 30, 2013	305,432	$22.16

Nonvested shares, December 31, 2011	180,025	$15.64
Granted during the period	36,960	20.31
Vested during the period	(29,977)	14.76

Nonvested shares, September 30, 2012	187,008	$16.70

Compensation expense related to these awards was $1,049 for the nine months ended September 30, 2013, and $446 for the nine months ended September 30, 2012. Compensation expense is recorded in salaries and employee benefits in the accompanying consolidated statements of income. At September 30, 2013, future compensation expense is estimated to be $4,147 and will be recognized over a remaining weighted average period of 2.64 years.

The fair value of common stock awards that vested during the nine months ended September 30, 2013 and 2012 was $641 and $609, respectively.

The Company has issued warrants representing the right to purchase 150,544 shares of Company stock at $17.19 per share to certain Company directors and shareholders. The warrants were issued in return for the shareholders agreement to repurchase the subordinated debt outstanding to an unaffiliated bank in the event of Company default. The warrants expire in December 2018 and were recorded at a fair value of $475 as of the date of the warrants issuance. The Company recorded this amount as debt origination costs and was amortizing it over the term of the debt. In April 2013, the Company paid off the subordinated debt and wrote off the remaining balance of $223 of the debt origination costs to interest expense.

Note 19.	Stock Awards and Stock Warrants

The Company grants common stock awards to certain employees of the Company. The common stock vests five years from the date the award is granted and expense is recognized over the vesting period.

The following table summarizes the activity in nonvested shares for the year ended December 31, 2012:

	Number of Shares	Weighted Average Grant Date Price
Nonvested shares, December 31, 2010	164,358	$15.30
Granted during the year	17,965	17.19
Vested during the year	(2,298)	3.75

Nonvested shares, December 31, 2011	180,025	$15.64
Granted during the year	58,560	20.31
Vested during the year	(29,977)	14.76

Nonvested shares, December 31, 2012	208,608	$17.07

Compensation expense related to these awards was $643, $572 and $597 for the years ended December 31, 2012, 2011 and 2010, respectively, and is recorded in salaries and employee benefits in the accompanying consolidated statements of income. At December 31, 2012 future compensation expense is estimated to be $1,729 and will be recognized over a remaining weighted average period of 2.19 years.

The fair value of common stock awards that vested during the years ended December 31, 2012, 2011 and 2010 was $609, $39 and $2,333, respectively.

At December 31, 2012, the future vesting schedule of the nonvested shares is as follows:

First year	17,277
Second year	103,126
Third year	11,680
Fourth year	17,965
Fifth year	58,560

Total nonvested shares	208,608

Shares granted prior to 2012 were issued at the date of grant and receive dividends. Shares issued under a revised plan in 2012 are not outstanding shares of the Company until they vest and do not receive dividends.

The Company has issued warrants representing the right to purchase 150,544 shares of Company stock at $17.19 per share to certain Company directors and shareholders. The warrants were issued in return for the shareholders agreement to repurchase the subordinated debt outstanding to an unaffiliated bank in the event of Company default. The warrants expire in December 2018 and were recorded at a fair value of $475 as of the date of the warrants issuance. The Company recorded this amount as debt origination costs and is amortizing it over the term of the debt, which matures in 2016.